Basis of Presentation - Schedule of Fair Value of Loans, Correction (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jan. 28, 2015
Dividends declared per share (in dollars per share)	$ 0.00	$ 0.59	$ 1.76	$ 0.72	$ 0.72
Change in fair value of loans	$ 17,100	$ (9,110)	$ 11,904	$ (41,160)	$ 15,093
Subsequent Event
Dividends declared per share (in dollars per share)						$ 0.12
Noninterest expense | Previously Reported
Unrealized gain (loss) on derivatives				(40,305)	19,369
Noninterest expense | Change in presentation of gain (loss) for derivatives related to fair value loans | Previously Reported
Unrealized gain (loss) on derivatives			11,922
Interest Income | Change in presentation of changes in fair value of fair value loans | Previously Reported
Loan fair value change related to interest rates			(11,922)	40,305	(19,369)
Loan fair value change related to credit quality			18	855	4,276
Change in fair value of loans			(11,904)	41,160	(15,093)
Net increase (decrease) in fair value of loans at fair value | Adjustment
Loan fair value change related to interest rates			(11,922)	40,305	(19,369)
Loan fair value change related to credit quality			18	855	4,276
Reclassification adjustment			(11,904)	41,160	(15,093)
Derivatives, net realized and unrealized gain (loss) | Adjustment
Reclassification adjustment			$ 11,922	$ (40,305)	$ 19,369